Shareholder Report, Holdings (Details)	May 31, 2024
C000229260 | Americas
Holdings [Line Items]
Percent of Total Investments	88.17%
C000229260 | EMEA
Holdings [Line Items]
Percent of Total Investments	11.83%
C000229260 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Total Investments	26.98%
C000229260 | Consumer, Cyclical
Holdings [Line Items]
Percent of Total Investments	20.64%
C000229260 | Technology
Holdings [Line Items]
Percent of Total Investments	16.70%
C000229260 | Energy
Holdings [Line Items]
Percent of Total Investments	12.88%
C000229260 | Telecommunication Services
Holdings [Line Items]
Percent of Total Investments	11.26%
C000229260 | Industrials
Holdings [Line Items]
Percent of Total Investments	4.61%
C000229260 | Financials
Holdings [Line Items]
Percent of Total Investments	4.18%
C000229260 | Materials
Holdings [Line Items]
Percent of Total Investments	1.88%
C000229260 | Utilities
Holdings [Line Items]
Percent of Total Investments	0.87%
C000216184 | Americas
Holdings [Line Items]
Percent of Total Investments	89.42%
C000216184 | EMEA
Holdings [Line Items]
Percent of Total Investments	10.58%
C000216184 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Total Investments	17.25%
C000216184 | Consumer, Cyclical
Holdings [Line Items]
Percent of Total Investments	9.39%
C000216184 | Technology
Holdings [Line Items]
Percent of Total Investments	17.20%
C000216184 | Energy
Holdings [Line Items]
Percent of Total Investments	22.71%
C000216184 | Telecommunication Services
Holdings [Line Items]
Percent of Total Investments	8.13%
C000216184 | Industrials
Holdings [Line Items]
Percent of Total Investments	5.70%
C000216184 | Financials
Holdings [Line Items]
Percent of Total Investments	14.40%
C000216184 | Materials
Holdings [Line Items]
Percent of Total Investments	3.16%
C000216184 | Utilities
Holdings [Line Items]
Percent of Total Investments	2.06%